Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment, Net	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Property, Plant and Equipment [Line Items]
Computers and electronic equipment	¥ 17,687,368		¥ 12,098,631		¥ 9,537,316
Office furniture	295,587		266,252		266,252
Leasehold improvement	2,633,754		1,550,648		1,550,648
Transportation equipment	41,014		41,014
Buildings	191,286,310
Construction in progress	170,184		165,221,605		16,119,419
Less: Accumulated depreciation	(12,272,017)		(9,524,568)		(6,087,694)
Property, plant and equipment, net	¥ 199,842,200	$ 28,040,944	¥ 169,653,582	$ 23,953,236	¥ 21,426,955